UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21238

PIMCO Corporate Opportunity Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York,			New York 10105
(Address of principal executive offices)			(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	November 30, 2007

Date of reporting period:	May 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

Contents

Letter to Shareholders	1

Performance & Statistics	2

Schedule of Investments	3-12

Statement of Assets and Liabilities	13

Statement of Operations	14

Statement of Changes in Net Assets	15

Notes to Financial Statements	16-27

Financial Highlights	28

Annual Shareholder Meeting Results	29

PIMCO Corporate Opportunity Fund Letter to Shareholders

July 10, 2007

Dear Shareholder:

We are pleased to provide you with the semi-annual report for PIMCO Corporate Opportunity Fund (the “Fund”) for the six months ended May 31, 2007.

The U.S. bond market delivered stable, positive returns during the period as economic growth moderated and a correction in the U.S. housing market caused some weakness for bonds. The Federal Reserve (the “Fed”) left the Federal Funds rate unchanged at 5.25% through the period as inflation levels continued to track somewhat higher than the central bank’s stated comfort level.

For specific information on the Fund and its performance during the reporting period, please review the following pages.

If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund’s shareholder servicing agent at (800) 331-1710. In addition, a wide range of information and resources is available through our Web site, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Fund’s investment manager, and Pacific Investment Management Company LLC (“PIMCO”), the Fund’s sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman	President & Chief Executive Officer

5.31.07 | PIMCO Corporate Opportunity Fund Semi-Annual Report 1

PIMCO Corporate Opportunity Fund Performance & Statistics

May 31, 2007 (unaudited)

•        For the six months ended May 31, 2007, PIMCO Corporate Opportunity Fund returned 2.31% on net asset value and 2.84% on market price.

•        The Lehman U.S. Credit and U.S. High Yield Indices generated total returns of 0.37% and 5.90%, respectively, for the six months ended May 31, 2007.

•        An average duration of 6.35 years detracted from the Fund’s total return as U.S. interest rates rose overall during the six-month period.

•        A relatively heavy weighting to communication issues enhanced returns as this sector outperformed during the six-month period.

•        The electric sector outperformed during the period, the Fund’s strong exposure to these issues was beneficial to performance.

•        Within the basic industry sector, an emphasis on paper and metals & mining issues which outperformed the broader market, was beneficial to the Fund performance.

•        An emphasis on banking bonds within the finance sector, which underperformed comparable treasuries, hindered performance.

•        The Fund’s quality bias was positive, given the Portfolio’s concentration in BB, and B rated securities, which outperformed the higher tiers of the quality spectrum.

Total Return(1):	Market Price	Net Asset Value (“NAV”)
Six months	2.84%	2.31%
1 Year	7.06%	11.49%
3 Year	13.54%	9.93%
Commencement of Operations (12/27/02) to 5/31/07	14.30%	13.52%

Common Share Market Price/NAV Performance:	Market Price/NAV:
Commencement of Operations (12/27/02) to 5/31/07	Market Price	$16.37
NAV	NAV	$14.98
Market Price	Premium to NAV	9.28%
	Market Price Yield(2)	8.43%

(1) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all of the Fund’s income dividends and capital gain distributions have been reinvested at prices obtained under the dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period more than one year represents the average annual total return.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at May 31, 2007.

2 PIMCO Corporate Opportunity Fund Semi-Annual Report | 5.31.07

PIMCO Corporate Opportunity Fund Schedule of Investments

May 31, 2007 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
CORPORATE BONDS & NOTES – 84.5%

Airlines – 4.2%
$ 7,000	American Airlines, Inc., pass thru certificates, 7.858%, 10/1/11, Ser. 01-2	Baa2/A-	$7,520,625
	Continental Airlines, Inc., pass thru certificates,
1,559	6.545%, 8/2/20, Ser. 99-1A	Baa2/A-	1,606,340
3,445	6.703%, 6/15/21, Ser. 01-1	Baa2/BBB+	3,555,180
1,695	7.056%, 9/15/09, Ser. 99-2	Baa2/A-	1,734,197
2,210	7.373%, 6/15/17, Ser. 01-1	Ba1/BB+	2,233,745
8,878	7.707%, 10/2/22, Ser. 00-2	Baa2/BBB	9,754,657
1,886	9.798%, 4/1/21	Ba1/BB+	2,107,603
	Northwest Airlines, Inc., pass thru certificates,
15,207	7.041%, 4/1/22, Ser. 1A-1	NR/BB	15,976,980
19,960	7.15%, 4/1/21, Ser. 00-1	Aaa/AAA	21,244,802
			65,734,129
Apparel & Textiles – 0.1%
1,000	Quiksilver, Inc., 6.875%, 4/15/15	Ba3/B+	978,750

Automotive – 0.6%
4,000	Auburn Hills Trust, 12.375%, 5/1/20	Baa1/BBB	6,383,268
2,500	Ford Motor Co., 9.98%, 2/15/47	Caa1/CCC+	2,362,500
			8,745,768
Banking – 5.5%
625	Bank of America, 9.375%, 9/15/09	Aa2/AA-	678,081
4,700	Commonwealth Bank of Australia, 6.024%, 3/15/16, VRN (d)	Aa3/A+	4,661,291
4,600	Credit Agricole S.A., 6.637%, 5/31/17, VRN (d)	Aa3/A	4,590,665
	HSBC Capital Funding L.P., VRN,
8,000	4.61%, 6/27/13 (d)	A1/A	7,539,000
2,000	10.176%, 6/30/30	A1/A	2,867,810
8,550	HSBC Holdings PLC, 6.50%, 5/2/36	Aa3/A+	8,993,318
8,600	Rabobank Capital Funding Trust, 5.254%, 10/21/16, UNIT, VRN (d)	Aa2/AA	8,265,881
15,000	Republic New York Corp., 9.70%, 2/1/09	A1/A+	15,973,245
6,200	Resona Bank Ltd., 5.85%, 4/15/16, VRN (d)	A2/BBB	6,088,115
2,000	Royal Bank of Scotland Group PLC, 7.648%, 9/30/31, VRN	Aa3/A	2,299,952
8,000	Sumitomo Mitsui Banking Corp., 8.15%, 8/1/08	Aa3/BBB+	8,207,816
10,800	USB Capital IX, 6.189%, 4/15/11, VRN	A1/A+	10,960,974
4,100	Wells Fargo Capital X, 5.95%, 12/15/36	Aa2/AA-	3,924,532
			85,050,680
Building/Construction – 0.3%
5,000	Pulte Homes, Inc., 7.875%, 8/1/11	Baa3/BBB	5,295,480

Computer Services – 0.5%
	Electronic Data Systems Corp.,
4,000	6.50%, 8/1/13, Ser. B	Ba1/BBB-	3,993,520
3,500	7.125%, 10/15/09	Ba1/BBB-	3,607,037
			7,600,557
Consumer Products – 0.3%
4,000	Reynolds American, Inc., 7.75%, 6/1/18	Ba2/BBB	4,394,472

Containers – 0.3%
4,000	Smurfit-Stone Container, 8.375%, 7/1/12	B3/CCC+	4,100,000

5.31.07 | PIMCO Corporate Opportunity Fund Semi-Annual Report 3

PIMCO Corporate Opportunity Fund Schedule of Investments

May 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Diversified Manufacturing – 0.8%
$5,000	Hutchison Whampoa International Ltd., 7.45%, 11/24/33 (d)	A3/A-	$5,679,325
£3,340	Tyco International Group S.A., 6.50%, 11/21/31	Baa3/BBB+	7,467,920
			13,147,245
Electronics – 0.2%
$1,000	Arrow Electronics, Inc., 6.875%, 6/1/18	Baa3/BBB-	1,035,868
2,000	Celestica, Inc., 7.875%, 7/1/11	B3/B-	1,990,000
			3,025,868
Energy – 3.0%
1,500	Dynegy Holdings, Inc., 7.75%, 6/1/19 (d)	B2/B-	1,492,500
800	Entergy Gulf States, Inc., 5.25%, 8/1/15	Baa3/BBB+	754,574
	Kinder Morgan Energy Partners L.P.,
6,000	6.00%, 2/1/17	Baa2/BBB	5,979,882
1,500	6.50%, 2/1/37	Baa2/BBB	1,483,301
5,000	7.50%, 11/1/10	Baa2/BBB	5,304,465
4,200	Nevada Power Co., 5.875%, 1/15/15, Ser. L	Ba1/BB+	4,185,951
1,200	Northwest Pipeline Corp., 5.95%, 4/15/17 (d)	Ba1/BB+	1,191,000
	Peabody Energy Corp.,
1,300	7.375%, 11/1/16	Ba1/BB	1,382,875
1,000	7.875%, 11/1/26	Ba1/BB	1,095,000
2,209	Salton SEA Funding, Inc., 8.30%, 5/30/11, Ser. E	Baa3/BBB-	2,324,264
12,000	Sithe Independence Funding Corp., 9.00%, 12/30/13, Ser. A	Ba2/B	13,086,480
5,500	TECO Energy, Inc., 7.00%, 5/1/12	Ba1/BB	5,791,308
1,850	Tennessee Gas Pipeline Co., 7.50%, 4/1/17	Baa3/BB	2,035,109
			46,106,709
Financial Services – 12.5%
5,000	AES Red Oak LLC, 9.20%, 11/30/29, Ser. B	B1/B+	5,975,000
2,000	American General Finance Corp., 8.45%, 10/15/09	A1/A+	2,133,864
13,500	BNP Paribas, 5.186%, 6/29/15, VRN (d)	Aa3/A+	12,798,959
8,300	C10 Capital SPV Ltd., 6.722%, 12/31/16, VRN	NR/BBB-	8,217,830
2,500	Canadian Oil Sands Ltd., 4.80%, 8/10/09 (d)	Baa2/BBB	2,458,785
5,299	Cedar Brakes II LLC, 9.875%, 9/1/13 (b)(d)	Baa2/BBB-	5,869,324
4,000	CIT Group, Inc., 6.875%, 11/1/09	A2/A	4,118,968
12,700	Ford Motor Credit Co., 8.00%, 12/15/16	B1/B	12,626,873
	General Electric Capital Corp.,
1,100	8.50%, 7/24/08	Aaa/AAA	1,133,881
4,990	9.83%, 12/15/08 (g)	NR/NR	5,324,053
	General Motors Acceptance Corp.,
5,910	6.50%, 9/23/08, FRN	Ba1/BB+	5,918,930
5,000	6.625%, 5/15/12	Ba1/BB+	4,980,635
10,000	7.00%, 2/1/12	Ba1/BB+	10,111,910
10,000	Goldman Sachs Group, Inc., 7.35%, 10/1/09	Aa3/AA-	10,431,550
10,500	HBOS Capital Funding L.P., 6.071%, 6/30/14, VRN (d)	A1/A	10,591,802
4,000	Idearc, Inc., 8.00%, 11/15/16 (d)	B2/B+	4,165,000
11,800	JP Morgan Chase Capital XVIII, 6.95%, 8/1/66, Ser. R	Aa3/A	12,283,127
4,200	MBNA Capital, 6.156%, 2/1/27, Ser. B, FRN	Aa2/A+	4,164,304
9,800	Mizuho JGB Investment LLC, 9.87%, 6/30/08, VRN (d)	A1/BBB+	10,216,382
1,510	Mizuho Preferred Capital Co. LLC, 8.79%, 6/30/08, VRN (d)	A1/BBB+	1,559,075
17,100	MUFG Capital Finance I Ltd., 6.346%, 7/25/16, VRN	A2/BBB	17,180,729

4 PIMCO Corporate Opportunity Fund Semi-Annual Report | 5.31.07

PIMCO Corporate Opportunity Fund Schedule of Investments

May 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Financial Services (continued)
	Pemex Project Funding Master Trust,
$8,500	5.75%, 12/15/15	Baa1/BBB	$8,561,625
7,500	8.625%, 2/1/22	Baa1/BBB	9,468,750
13,500	RBS Capital Trust I, 5.512%, 9/29/49, VRN	Aa3/A	13,130,951
2,030	SB Treasury Co. LLC, 9.40%, 6/30/08, VRN (b)	A1/BBB+	2,106,736
5,000	UBS Preferred Funding Trust V, 6.243%, 5/15/16, Ser. 1, VRN	Aa2/AA-	5,108,460
3,000	Universal City Development Partners Ltd., 11.75%, 4/1/10	B1/B-	3,202,500
1,000	Vita Capital III Ltd., 6.449%, 1/1/11, FRN (b)(d)(g)	A1/A	1,001,250
			194,841,253
Food & Beverage – 0.7%
5,000	Kroger Co., 8.05%, 2/1/10	Baa2/BBB-	5,286,390
5,000	Tyson Foods, Inc., 6.85%, 4/1/16	Ba1/BBB-	5,199,810
			10,486,200
Healthcare & Hospitals – 1.3%
	HCA, Inc.,
4,100	7.50%, 12/15/23	Caa1/B-	3,689,278
1,000	8.36%, 4/15/24	Caa1/B-	960,210
2,000	9.00%, 12/15/14	Caa1/B-	2,082,388
1,500	9.25%, 11/15/16 (d)	B2/BB-	1,648,125
	Tenet Healthcare Corp.,
3,000	7.375%, 2/1/13	Caa1/CCC+	2,842,500
9,400	9.25%, 2/1/15	Caa1/CCC+	9,423,500
			20,646,001
Hotels/Gaming – 3.5%
	Caesars Entertainment, Inc.,
2,000	7.00%, 4/15/13	Baa3/BB	2,120,044
5,000	7.50%, 9/1/09	Baa3/BB	5,177,650
2,000	8.875%, 9/15/08	Ba1/B+	2,067,500
1,938	Choctaw Resort Development Enterprise, Inc., 7.25%, 11/15/19 (d)	Ba2/BB	1,962,225
2,000	Gaylord Entertainment Co., 8.00%, 11/15/13	B3/B-	2,100,000
	Harrah’s Operating Co., Inc.,
4,000	5.50%, 7/1/10	Baa3/BB	3,932,736
3,730	8.00%, 2/1/11	Baa3/BB	3,844,970
4,950	ITT Corp., 7.375%, 11/15/15	Baa3/BBB-	5,014,078
1,200	Mandalay Resort Group, 9.375%, 2/15/10	B1/B+	1,293,000
	MGM Mirage, Inc.,
1,800	7.50%, 6/1/16	Ba2/BB	1,782,000
3,750	8.375%, 2/1/11	B1/B+	3,937,500
8,517	Times Square Hotel Trust, 8.528%, 8/1/26 (b)(d)	Baa3/BBB-	9,794,127
12,300	Wynn Las Vegas LLC, 6.625%, 12/1/14	B1/BB+	12,407,625
			55,433,455
Insurance – 0.1%
1,300	American International Group, Inc., 6.25%, 3/15/87	Aa3/A+	1,260,606

Manufacturing – 0.3%
	Bombardier, Inc. (d),
1,000	6.75%, 5/1/12	Ba2/BB	1,013,750
3,000	8.00%, 11/15/14	Ba2/BB	3,210,000
			4,223,750

5.31.07 | PIMCO Corporate Opportunity Fund Semi-Annual Report 5

PIMCO Corporate Opportunity Fund Schedule of Investments

May 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Metals & Mining – 1.4%
	Freeport-McMoRan Copper & Gold, Inc.,
$1,300	8.25%, 4/1/15	Ba3/BB	$1,405,625
2,000	8.375%, 4/1/17	Ba3/BB	2,190,000
9,537	Phelps Dodge Corp., 9.50%, 6/1/31	Ba2/BB+	12,370,414
	Vale Overseas Ltd.,
3,700	6.25%, 1/11/16	Baa3/BBB	3,747,064
1,900	6.875%, 11/21/36	Baa3/BBB	1,950,893
			21,663,996
Multi-Media – 7.6%
2,000	Charter Communications Operating LLC, 8.375%, 4/30/14 (d)	B3/B+	2,110,000
12,300	Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/13	Baa2/BBB+	13,896,171
2,400	COX Communications, Inc., 6.45%, 12/1/36 (d)	Baa3/BBB-	2,376,540
	CSC Holdings, Inc.,
15,640	7.625%, 7/15/18	B2/B+	15,796,400
10,535	7.875%, 2/15/18, Ser. B	B2/B+	10,772,037
4,500	8.125%, 8/15/09, Ser. B	B2/B+	4,685,625
15,000	Rogers Cable, Inc., 8.75%, 5/1/32	Baa3/BBB-	18,592,110
	Shaw Communications, Inc.,
5,000	7.20%, 12/15/11	Ba1/BB+	5,256,250
8,000	8.25%, 4/11/10	Ba1/BB+	8,520,000
3,700	Time Warner Cable, Inc., 6.55%, 5/1/37 (d)	Baa2/BBB+	3,656,658
18,000	Time Warner Entertainment Co. L.P., 8.375%, 7/15/33	Baa2/BBB+	21,489,822
6,195	Univision Communications, Inc., 7.85%, 7/15/11	Ba3/B+	6,582,188
5,000	Viacom, Inc., 6.25%, 4/30/16	Baa3/BBB	5,000,635
			118,734,436
Office Equipment – 0.3%
5,000	Xerox Capital Trust I, 8.00%, 2/1/27	Ba1/BB	5,118,750

Oil & Gas – 9.5%
4,700	Anadarko Petroleum Corp., 6.45%, 9/15/36	Baa3/BBB-	4,587,726
3,500	Canadian Natural Resources Ltd., 6.50%, 2/15/37	Baa2/BBB	3,517,962
	CenterPoint Energy Res. Corp.,
23,000	7.75%, 2/15/11	Baa3/BBB	24,615,865
5,000	7.875%, 4/1/13, Ser. B	Baa3/BBB	5,519,595
	Chesapeake Energy Corp.,
300	7.50%, 6/15/14	Ba2/BB	315,375
2,800	7.75%, 1/15/15	Ba2/BB	2,933,000
3,100	Devon Energy Corp., 7.95%, 4/15/32	Baa2/BBB	3,700,182
23,200	El Paso Corp., 7.42%, 2/15/37	Ba3/BB-	24,389,348
2,000	EnCana Corp., 6.50%, 8/15/34	Baa2/A-	2,051,500
2,800	Energy Transfer Partners L.P., 6.625%, 10/15/36	Baa3/BBB-	2,814,171
	Gaz Capital S.A.,
1,300	6.212%, 11/22/16 (d)	A3/BBB	1,303,250
13,000	8.625%, 4/28/34	A3/BBB	16,786,900
	Gazprom AG,
8,700	9.625%, 3/1/13	A3/BBB	10,246,860
1,800	9.625%, 3/1/13 (d)	A3/BBB	2,118,600
1,030	Hanover Compressor Co., 9.00%, 6/1/14	B2/B	1,114,975
2,400	Plains All American Pipeline L.P., 6.65%, 1/15/37 (d)	Baa3/BBB-	2,429,172
2,700	Plains Exploration & Production Co., 7.00%, 3/15/17	Ba3/BB-	2,700,000
1,500	Range Resources Corp., 7.50%, 5/15/16	B1/B+	1,575,000

6 PIMCO Corporate Opportunity Fund Semi-Annual Report | 5.31.07

PIMCO Corporate Opportunity Fund Schedule of Investments

May 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Oil & Gas (continued)
$1,920	Ras Laffan Liquefied Natural Gas Co., Ltd., 3.437%, 9/15/09 (b)	Aa3/A	$1,897,421
2,500	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, 9/30/20 (b)	Aa3/NR	2,369,750
2,500	Reliant Energy, Inc., 6.75%, 12/15/14	B2/B	2,625,000
4,000	Southern Natural Gas Co., 5.90%, 4/1/17 (d)	Baa3/BB	3,957,656
900	Tesoro Corp., 6.50%, 6/1/17 (d)	Ba1/BB+	905,625
17,400	Williams Cos., Inc., 7.875%, 9/1/21	Ba2/BB	19,575,000
4,000	XTO Energy, Inc., 6.10%, 4/1/36	Baa2/BBB	3,850,192
			147,900,125
Paper/Paper Products – 2.9%
	Abitibi-Consolidated, Inc.,
1,500	7.50%, 4/1/28	B3/B+	1,170,000
5,000	8.375%, 4/1/15	B3/B+	4,475,000
3,000	Bowater, Inc., 9.50%, 10/15/12	B3/B+	3,052,500
2,000	Bowater Canada Finance, 7.95%, 11/15/11	B3/B+	1,937,500
	Georgia-Pacific Corp.,
5,300	7.00%, 1/15/15 (d)	Ba3/B	5,300,000
6,500	7.25%, 6/1/28	B2/B	6,353,750
2,500	7.375%, 12/1/25	B2/B	2,481,250
4,250	7.75%, 11/15/29	B2/B	4,228,750
14,119	8.00%, 1/15/24	B2/B	14,295,488
2,000	Smurfit Capital Funding PLC, 7.50%, 11/20/25	Ba2/BB	2,077,500
			45,371,738
Pharmaceuticals – 0.1%
1,900	Hospira, Inc., 6.05%, 3/30/17	Baa3/BBB	1,897,674

Retail – 2.0%
	Albertson’s, Inc.,
1,500	7.75%, 6/15/26	B1/B	1,561,368
16,000	8.00%, 5/1/31	B1/B	16,915,424
13,000	JC Penney Co., Inc., 8.125%, 4/1/27	Baa3/BBB-	13,369,070
			31,845,862
Semi-Conductors – 0.1%
1,000	Freescale Semi-conductor, Inc., 8.875%, 12/15/14 (d)	B1/B	1,006,250

Telecommunications – 16.1%
35,000	AT&T Corp., 8.00%, 11/15/31, VRN	A2/A	42,926,030
10,000	Bellsouth Capital Funding, 7.875%, 2/15/30	A2/A	11,618,510
5,000	Cincinnati Bell, Inc., 8.375%, 1/15/14	B2/B-	5,150,000
	Citizens Communications Co.,
1,000	7.875%, 1/15/27	Ba2/BB+	1,032,500
7,500	9.00%, 8/15/31	Ba2/BB+	8,156,250
4,000	9.25%, 5/15/11	Ba2/BB+	4,440,000
9,500	Deutsche Telekom International Finance BV, 8.25%, 6/15/30	A3/A-	11,641,803
	Embarq Corp.,
5,000	6.738%, 6/1/13	Baa3/BBB-	5,130,065
10,000	7.082%, 6/1/16	Baa3/BBB-	10,202,700
10,000	7.995%, 6/1/36	Baa3/BBB-	10,459,780
11,000	France Telecom S.A., 8.50%, 3/1/31	A3/A-	14,154,030
2,000	Intelsat Subsidiary Holding Co., Ltd., 8.625%, 1/15/15	B2/B+	2,152,500
10,000	Nextel Communications, Inc., 7.375%, 8/1/15, Ser. D	Baa3/BBB	10,223,000

5.31.07 | PIMCO Corporate Opportunity Fund Semi-Annual Report 7

PIMCO Corporate Opportunity Fund Schedule of Investments

May 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Telecommunications (continued)
$21,650	PanAmSat Corp., 6.875%, 1/15/28	Ba2/BB+	$20,459,250
	Qwest Capital Funding, Inc.,
5,000	7.00%, 8/3/09	B1/B+	5,081,250
14,000	7.90%, 8/15/10	B1/B+	14,665,000
2,000	Qwest Communications International, Inc., 7.50%, 2/15/14	Ba3/B+	2,075,000
	Qwest Corp.,
3,000	7.25%, 9/15/25	Ba1/BBB-	3,082,500
4,400	8.605%, 6/15/13, FRN	Ba1/BBB-	4,840,000
6,150	8.875%, 3/15/12	Ba1/BBB-	6,780,375
12,340	Rogers Wireless, Inc., 9.75%, 6/1/16	Baa3/BBB-	16,157,033
	Sprint Capital Corp.,
15,300	6.90%, 5/1/19	Baa3/BBB	15,475,675
2,900	8.375%, 3/15/12	Baa3/BBB	3,181,518
1,350	Sprint Nextel Corp., 9.25%, 4/15/22	Baa3/BBB	1,589,035
15,000	Verizon Global Funding Corp., 7.25%, 12/1/10	A3/A	15,882,360
3,500	Verizon New York, Inc., 7.375%, 4/1/32, Ser. B	Baa3/A	3,674,262
			250,230,426
Utilities – 9.2%
	CMS Energy Corp.,
1,500	8.50%, 4/15/11	Ba3/BB+	1,637,442
2,000	8.90%, 7/15/08	Ba3/BB+	2,080,964
5,643	East Coast Power LLC, 7.066%, 3/31/12, Ser. B	Baa3/BBB-	5,768,554
	Edison Mission Energy (d),
1,950	7.20%, 5/15/19	B1/BB-	1,952,438
1,500	7.625%, 5/15/27	B1/BB-	1,526,250
4,375	Homer City Funding LLC, 8.137%, 10/1/19	Ba2/BB	4,779,687
22,000	IPALCO Enterprises, Inc., 8.375%, 11/14/08	Ba1/BB-	22,825,000
3,500	Jersey Central Power & Light Co., 6.15%, 6/1/37 (d)	Baa2/BBB	3,443,496
	Midwest Generation LLC, pass thru certificates,
25,334	8.30%, 7/2/09, Ser. A	Ba2/BB+	25,920,079
14,480	8.56%, 1/2/16, Ser. B	Ba2/BB+	15,864,223
	PSE&G Energy Holdings LLC,
42,500	8.50%, 6/15/11	Ba3/BB-	45,670,287
2,000	10.00%, 10/1/09	Ba3/BB-	2,176,464
5,104	South Point Energy Center LLC, 8.40%, 5/30/12 (b)(d)	NR/D	5,030,470
1,400	TXU Electric Delivery Co., 5.725%, 9/16/08, FRN (d)	Baa2/BBB-	1,400,708
800	TXU Energy Co. LLC, 5.85%, 9/16/08, FRN (d)	Baa2/BB	800,453
2,500	Virginia Electric and Power Co., 6.00%, 5/15/37, Ser. A	Baa1/BBB	2,445,508
			143,322,023
Waste Disposal – 1.1%
	Allied Waste North America, Inc.,
6,000	7.25%, 3/15/15	B1/BB+	6,225,000
11,250	7.875%, 4/15/13	B1/BB+	11,812,500
			18,037,500
Total Corporate Bonds & Notes (cost-$1,241,748,700)			1,316,199,703

U.S. GOVERNMENT AGENCY SECURITIES – 3.4%
	Fannie Mae,
880	6.957%, 11/1/35, FRN, MBS	Aaa/AAA	911,565
453	7.00%, 7/25/26, CMO	Aaa/AAA	463,586
863	7.00%, 2/18/27, CMO	Aaa/AAA	877,131

8 PIMCO Corporate Opportunity Fund Semi-Annual Report | 5.31.07

PIMCO Corporate Opportunity Fund Schedule of Investments

May 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

$145	7.00%, 2/1/30, MBS	Aaa/AAA	$149,883
152	7.00%, 3/1/31, MBS	Aaa/AAA	156,603
27	7.00%, 10/1/31, MBS	Aaa/AAA	28,011
122	7.00%, 11/1/31, MBS	Aaa/AAA	125,620
142	7.00%, 1/1/32, MBS	Aaa/AAA	148,358
1,536	7.00%, 6/1/32, MBS	Aaa/AAA	1,581,512
265	7.00%, 9/1/32, MBS	Aaa/AAA	272,480
59	7.00%, 11/1/32, MBS	Aaa/AAA	60,437
310	7.00%, 1/1/33, MBS	Aaa/AAA	323,346
187	7.00%, 2/1/33, MBS	Aaa/AAA	194,516
364	7.00%, 4/1/33, MBS	Aaa/AAA	374,918
884	7.00%, 6/1/33, MBS	Aaa/AAA	909,708
464	7.00%, 9/1/33, MBS	Aaa/AAA	478,820
234	7.00%, 1/1/34, MBS	Aaa/AAA	244,096
304	7.00%, 2/1/34, MBS	Aaa/AAA	312,634
6,407	7.00%, 6/1/35, MBS	Aaa/AAA	6,606,793
1,405	7.00%, 7/1/35, MBS	Aaa/AAA	1,449,898
4,972	7.00%, 2/1/36, MBS	Aaa/AAA	5,134,261
141	7.00%, 9/25/41, CMO	Aaa/AAA	144,093
2,265	7.00%, 12/25/41, CMO	Aaa/AAA	2,316,432
63	7.50%, 12/25/19, CMO	Aaa/AAA	65,243
607	7.50%, 5/1/22, MBS	Aaa/AAA	634,624
27	7.50%, 6/25/30, CMO	Aaa/AAA	27,919
633	7.50%, 12/1/33, MBS	Aaa/AAA	659,949
125	7.50%, 11/25/40, CMO	Aaa/AAA	127,121
214	7.50%, 5/25/42, CMO	Aaa/AAA	221,666
61	7.50%, 7/25/42, CMO	Aaa/AAA	62,299
11,572	7.50%, 12/25/45, CMO	Aaa/AAA	12,096,627
35	8.00%, 9/25/23, CMO	Aaa/AAA	35,450
42	8.00%, 7/18/27, CMO	Aaa/AAA	44,474
11,669	8.00%, 12/25/45, CMO	Aaa/AAA	12,335,263
344	9.99%, 9/25/17, CMO	Aaa/AAA	373,950
	Freddie Mac,
117	7.00%, 5/15/23, CMO	Aaa/AAA	119,058
1,758	7.00%, 1/15/24, CMO	Aaa/AAA	1,800,795
154	7.50%, 11/1/19, MBS	Aaa/AAA	158,321
51	8.00%, 9/15/26, CMO	Aaa/AAA	52,670
13	9.50%, 5/15/21, CMO	Aaa/AAA	14,023
142	Small Business Administration Participation Certificates,
	7.50%, 4/1/17, Ser. 97-D	Aaa/AAA	146,960
Total U.S. Government Agency Securities (cost-$52,163,469)			52,241,113

MUNICIPAL BONDS (d)(j) – 3.0%

New Jersey – 3.0%
	Tobacco Settlement Financing Corp Rev.,
16,520	5.75%, 6/1/32	Aaa/AAA	17,519,295
9,910	6.125%, 6/1/24	Aaa/AAA	10,538,988
16,520	6.375%, 6/1/32	Aaa/AAA	18,555,759
Total Municipal Bonds (cost-$41,528,416)			46,614,042

5.31.07 | PIMCO Corporate Opportunity Fund Semi-Annual Report 9

PIMCO Corporate Opportunity Fund Schedule of Investments

May 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

SENIOR LOANS (a)(b)(c) – 1.4%

Energy – 0.2%
$ 3,800	Kinder Morgan Energy Partners L.P., 5/24/14 (e)(f)		$3,823,157

Entertainment – 0.3%
3,000	Metro-Goldwyn Mayer, Inc., 8.60%, 4/8/12, Term B1		3,012,774
990	MGM Studios, 8.614%, 4/8/12, Term B		994,215
			4,006,989
Healthcare & Hospitals – 0.7%
9,975	HCA, Inc., 7.60%, 11/17/13, Term B		10,095,398

Hotels/Gaming – 0.1%
2,200	Las Vegas Sands Corp., 3.00%, 5/15/14 (e)		2,208,842

Insurance – 0.0%
500	Shackleton B Event Linked Loan, 13.375%, 8/1/08		507,500

Utilities – 0.1%
	AES Corp., Term B,
715	7.19%, 4/30/08		718,081
714	7.50%, 8/10/11		718,081
			1,436,162
Total Senior Loans (cost-$21,897,523)			22,078,048

MORTGAGE-BACKED SECURITIES – 0.8%
	GSMPS Mortgage Loan Trust, CMO (d),
4,095	7.50%, 12/21/26	NR/NR	4,192,248
202	7.50%, 6/19/32	NR/NR	208,872
6,686	7.50%, 6/25/43	NR/NR	6,770,963
391	MASTR Reperforming Loan Trust,
	7.00%, 8/25/34, CMO (d)	Aaa/NR	401,708
172	Washington Mutual, Inc., 7.50%, 4/25/33, CMO	NR/AAA	176,650
Total Mortgage-Backed Securities (cost-$12,105,720)			11,750,441

ASSET-BACKED SECURITIES – 0.5%
8,300	Greenpoint Manufactured Housing,
	8.30%, 10/15/26 (cost-$7,344,953)	Ca/NR	8,526,662

SOVEREIGN DEBT OBLIGATIONS – 0.5%

Panama – 0.4%
6,000	Republic of Panama, 9.375%, 7/23/12	Ba1/BB	6,975,000

Ukraine – 0.1%
1,000	Republic of Ukraine, 7.65%, 6/11/13	B1/BB-	1,086,300
Total Sovereign Debt Obligations (cost-$7,328,559)			8,061,300

SHORT-TERM INVESTMENTS – 5.8%

U.S. Treasury Bills (h) – 1.4%
21,815	4.75%-4.955%, 6/14/07-8/30/07 (cost-$21,725,089)	Aaa/AAA	21,718,296

10 PIMCO Corporate Opportunity Fund Semi-Annual Report | 5.31.07

PIMCO Corporate Opportunity Fund Schedule of Investments

May 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

Corporate Notes – 1.1%
Financial Services – 0.1%
$ 356	Beaver Valley II Funding, 8.625%, 6/1/07	Baa3/BBB-	$357,035
500	Redwood Capital IX Ltd., 11.60%, 1/9/08, Ser. A, FRN (b)(d)(g)	Ba2/NR	504,600
			861,635
Hotels/Gaming – 0.2%
3,000	Hilton Hotels Corp., 7.625%, 5/15/08	Ba1/BB+	3,071,250

Insurance – 0.0%
500	Shackleton Reinsurance Ltd., 13.355%, 2/7/08, FRN (b)(d)(g)	Ba3/BB	507,925

Multi-Media – 0.5%
7,250	Historic TW, Inc., 8.18%, 8/15/07	Baa2/BBB+	7,292,195

Utilities – 0.3%
2,331	East Coast Power LLC, 6.737%, 3/31/08, Ser. B	Baa3/BBB-	2,346,920
2,950	Indianapolis Power & Light, 7.375%, 8/1/07	Baa1/BBB-	2,957,148
			5,304,068
Total Corporate Notes (cost-$17,023,596)			17,037,073

Repurchase Agreements – 3.3%
48,000	Lehman Brothers Holdings, dated 5/31/07, 5.00%, due 6/1/07, proceeds $48,006,667; collateralized by U.S. Treasury Inflation Indexed Note, 3.875%, due 1/15/09, valued at $48,954,403 including accrued interest		48,000,000
3,838	State Street Bank & Trust Co., dated 5/31/07, 4.90%, due 6/1/07, proceeds $3,838,522; collateralized by U.S. Treasury Bond, 7.50%, due 11/15/24, valued at $3,916,781 including accrued interest		3,838,000
Total Repurchase Agreements (cost-$51,838,000)			51,838,000
Total Short-Term Investments (cost-$90,586,685)			90,593,369

OPTIONS PURCHASED (i) – 0.1%

Contracts/Notional Amount
Call Options – 0.0%
	U.S. Dollar versus Euro (OTC) (b),
4,400,000	strike rate 1.36%, expires 5/21/08		136,328
3,600,000	strike rate 1.38%, expires 5/21/10		170,724
	9-Year Interest Rate Swap (OTC), Pay 3-Month USD LIBOR,
110,200,000	Floating Rate Index, strike rate 4.66%, expires 2/21/08 (b)		156,481
			463,533
Put Options – 0.1%
	Financial Future Euro – 90 day (CME),
664	strike price $91, expires 6/18/07		2

5.31.07 | PIMCO Corporate Opportunity Fund Semi-Annual Report 11

PIMCO Corporate Opportunity Fund Schedule of Investments

May 31, 2007 (unaudited) (continued)

Contracts/ Notional Amount			Value

Put Options – (continued)
1,740		strike price $91, expires 9/17/07	$4
270		strike price $91.50, expires 9/17/07	1
2,515		strike price $91.75, expires 3/17/08	6
507		strike price $92, expires 3/17/08	1
731		strike price $92.50, expires 3/17/08	2
2,987		strike price $92.75, expires 3/17/08	8
575		strike price $93, expires 6/16/08	1
		U.S. Dollar versus Euro (OTC) (b),
4,400,000		strike rate 1.36%, expires 5/21/08	125,830
3,600,000		strike rate 1.38%, expires 5/21/10	172,105
		9-Year Interest Rate Swap (OTC), Pay 3-Month USD LIBOR,
110,200,000		Floating Rate Index, strike rate 5.84%, expires 2/21/08 (b)	578,886
			876,846
Total Options Purchased (cost-$1,926,850)			1,340,379
Total Investments (cost-$1,476,630,875) – 100.0%			$1,557,405,057

Notes to Schedule of Investments:
(a)	Private Placement. Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $22,078,048, representing 1.42% of total investments.
(b)	Illiquid security.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.

(d)

144A Security – Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-issued or delayed-delivery security. To be settled/delivered after May 31, 2007.
(f)	Unsettled security, coupon rate undetermined at May 31, 2007.
(g)	Fair-valued security. Securities with an aggregate value of $7,337,828, representing 0.47% of total investments.
(h)	All or partial amount segregated as collateral for futures contracts and/or options written.
(i)	Non-income producing.
(j)

Residual Interest Bonds held in trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Glossary:
	£-	British Pound
	€-	Euro
CME	-	Chicago Mercantile Exchange
CMO	-	Collateralized Mortgage Obligation
FRN	-	Floating Rate Note. The interest rate disclosed reflects the rate in effect on May 31, 2007.
LIBOR	-	London Inter-Bank Offered Rate
MBS	-	Mortgage-Backed Security
NR	-	Not Rated
OTC	-	Over the Counter
UNIT	-	More than one class of securities traded together.
VRN	-

Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on May 31, 2007.

12 PIMCO Corporate Opportunity Fund Semi-Annual Report | 5.31.07 | See accompanying Notes to Financial Statements.

PIMCO Corporate Opportunity Fund Statement of Assets and Liabilities

May 31, 2007 (unaudited)

Assets:
Investments, at value (cost-$1,476,630,875)	$1,557,405,057
Cash (including foreign currency of $6,712,524 with a cost of $6,699,598)	6,827,633
Unrealized appreciation on swaps	29,915,824
Interest receivable	29,098,828
Premium for swaps purchased	8,408,298
Receivable for investments sold	3,424,456
Unrealized appreciation of forward foreign currency contracts	858,725
Prepaid expenses and other assets	203,010
Total Assets	1,636,141,831

Liabilities:
Unrealized depreciation on swaps	45,163,447
Payable for floating rate notes issued	20,786,000
Dividends payable to common and preferred shareholders	7,819,149
Payable for investments purchased	6,013,017
Payable for variation margin on futures contracts	1,400,796
Interest payable	1,197,462
Investment management fees payable	797,118
Premium for swaps sold	398,516
Unrealized depreciation of forward foreign currency contracts	341,435
Accrued expenses and other payables	1,736,375
Total Liabilities	85,653,315
Preferred shares ($25,000 net asset and liquidation value per share applicable to an aggregate of 22,600 shares issued and outstanding)	565,000,000
Net Assets Applicable to Common Shareholders	$985,488,516

Composition of Net Assets Applicable to Common Shareholders:
Common Stock:
Par value ($0.00001 per share, applicable to 65,799,064 shares issued and outstanding)	$658
Paid-in-capital in excess of par	939,881,972
Dividends in excess of net investment income	(21,962,953)
Accumulated net realized gain	14,145,252
Net unrealized appreciation of investments, futures contracts, swaps and foreign currency transactions	53,423,587
Net Assets Applicable to Common Shareholders	$985,488,516
Net Asset Value Per Common Share	$14.98

See accompanying Notes to Financial Statements. | 5.31.07 | PIMCO Corporate Opportunity Fund Semi-Annual Report 13

PIMCO Corporate Opportunity Fund Statement of Operations

For the six months ended May 31, 2007 (unaudited)

Investment Income:
Interest	$56,537,014
Facility and other fee income	488,727
Total Investment Income	57,025,741

Expenses:
Investment management fees	4,688,340
Interest expense	966,243
Auction agent fees and commissions	715,352
Custodian and accounting agent fees	185,717
Shareholder communications	161,882
Trustees’ fees and expenses	54,896
Audit and tax services	48,030
New York Stock Exchange listing fees	23,079
Transfer agent fees	19,040
Insurance expense	11,947
Legal fees	9,900
Investor relations	4,680
Miscellaneous	17,884
Total expenses	6,906,990
Less: custody credits earned on cash balances	(14,945)
Net expenses	6,892,045

Net Investment Income	50,133,696

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	12,250,335
Futures contracts	(1,200,020)
Options written	4,431,150
Swaps	7,212,513
Foreign currency transactions	(536,011)
Net change in unrealized appreciation/depreciation of:
Investments	(18,774,746)
Futures contracts	(19,504,130)
Options written	1,151,521
Swaps	2,286,976
Foreign currency transactions	545,381
Net realized and change in unrealized loss on investments, futures contracts, options written, swaps and foreign currency transactions	(12,137,031)
Net Increase in Net Assets Resulting from Investment Operations	37,996,665

Dividends on Preferred Shares from net investment income	(14,438,601)
Net Increase in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	$23,558,064

14  PIMCO Corporate Opportunity Fund Semi-Annual Report | 5.31.07 | See accompanying Notes to Financial Statements.

PIMCO Corporate Opportunity Fund	Statement of Changes in Net Assets
Applicable to Common Shareholders

	Six months ended May 31, 2007 (unaudited)	Year ended November 30, 2006
Investment Operations:
Net investment income	$50,133,696	$102,210,289
Net realized gain on investments, futures contracts, options written, swaps and foreign currency transactions	22,157,967	35,812,270
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps and foreign currency transactions	(34,294,998)	(1,254,865)
Net increase in net assets resulting from investment operations	37,996,665	136,767,694
Dividends and Distributions on Preferred Shares from:
Net investment income	(14,438,601)	(26,677,025)
Net realized gains	—	(169,994)
Total dividends and distributions to preferred shareholders	(14,438,601)	(26,847,019)
Net increase in net assets applicable to common shareholders resulting from investment operations	23,558,064	109,920,675
Dividends and Distributions to Common Shareholders from:
Net investment income	(45,332,010)	(107,378,512)
Net realized gains	(20,326,577)	(1,252,868)
Total dividends and distributions to common shareholders	(65,658,587)	(108,631,380)
Capital Share Transactions:
Reinvestment of dividends and distributions	4,766,191	8,344,440
Total increase (decrease) in net assets applicable to common shareholders	(37,334,332)	9,633,735
Net Assets Applicable to Common Shareholders:
Beginning of period	1,022,822,848	1,013,189,113
End of period (including dividends in excess of net investment income of $(21,962,953) and $(12,326,038), respectively)	$985,488,516	$1,022,822,848

Common Shares Issued in Reinvestment of Dividends and Distributions:	297,111	507,805

See accompanying Notes to Financial Statements. | 5.31.07 | PIMCO Corporate Opportunity Fund Semi-Annual Report  15

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2007 (unaudited)

1. Organization and Significant Accounting Policies

PIMCO Corporate Opportunity Fund (the “Fund”), was organized as a Massachusetts business trust on September 13, 2002. Prior to commencing operations on December 27, 2002, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company registered under the Investment Company Act of 1940 and the rules and regulations there under, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Fund’s Investment Manager and is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, majority-owned subsidiary of Allianz SE, a publicly traded insurance and financial services company. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Fund’s investment objective is to seek maximum total return through a combination of current income and capital appreciation. The Fund attempts to achieve this objective by investing in a portfolio of U.S. dollar-denominated corporate debt obligations and other corporate income-producing securities. The Fund may employ a strategy of selling options on U.S. Treasury futures and other fixed income instruments. This strategy enables the Fund to capture premiums when Pacific Investment Management Company LLC (the “Sub-Adviser”) believes future interest rate volatility is likely to be lower than the level of volatility implied in the options contracts. In addition, the Fund engages in interest rate and credit default swaps as part of a strategy to enhance the Fund’s income while managing interest rate and credit risk.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Fund management has recently begun to evaluate the application of the Interpretation, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund’s financial statements. On December 22, 2006, the Securities & Exchange Commission announced that it would not object if a fund implements the Interpretation in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Consequently, the Fund will be required to comply with the Interpretation by May 31, 2008.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Fund is in the process of reviewing the SFAS 157 against its current valuation policies to determine future applicability.

The following is a summary of significant accounting policies followed by the Fund:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which

16 PIMCO Corporate Opportunity Fund Semi-Annual Report | 5.31.07

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2007 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(a) Valuation of Investments (continued)

there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (“Senior Loans”) for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair value pursuant to procedures approved by the Fund’s Board of Trustees, which include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. At May 31, 2007, no Senior Loans were fair valued. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Facility fees and other fees (such as origination fees) received by the Fund are amortized as income over the expected term of the Senior Loan. Commitment fees received by the Fund relating to unfunded purchase commitments are deferred and amortized to facility fee income over the period of the commitment.

(c) Federal Income Taxes

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(d) Dividends and Distributions — Common Stock

The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) Foreign Currency Translation

The Fund’s accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal

5.31.07 | PIMCO Corporate Opportunity Fund Semi-Annual Report 17

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2007 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(e) Foreign Currency Translation (continued)

income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

(f) Futures Contracts

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized appreciation or depreciation. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(g) Option Transactions

The Fund may purchase and write (sell) put and call options for hedging purposes, risk management purposes or as a part of its investment strategy. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options are decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option written by the Fund is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing a security at a price different from it’s current market value.

(h) Interest Rate/Credit Default Swaps

The Fund enters into interest rate and credit default swap contracts (“swaps”) for investment purposes, to manage its interest rate and credit risk or to add leverage.

As a seller in the credit default swap contract, the Fund would be required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as realized gain (loss).

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and recorded as realized gain (loss).

Interest rate swap agreements involve the exchange by the Fund with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a

18 PIMCO Corporate Opportunity Fund Semi-Annual Report | 5.31.07

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2007 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(h) Interest Rate/Credit Default Swaps (continued)

notional amount of principal. Net periodic payments received (paid) by the Fund is included as part of realized gain (loss) and net periodic payments accrued, but not yet received (paid) are included in change in the unrealized appreciation/depreciation on the Statements of Operations.

Swaps are marked to market daily based upon quotations from brokers or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Fund’s Statement of Operations. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

(i) Senior Loans

The Fund may purchase assignments of Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, the Fund succeeds to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

(j) Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(k) Credit-Linked Trust Certificates

Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Similar to an investment in a bond, investments in credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.

(l) Repurchase Agreements

The Fund enters into transactions with its custodian bank or other financial institution whereby it purchases securities under an agreement to resell them at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the

5.31.07 | PIMCO Corporate Opportunity Fund Semi-Annual Report 19

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2007 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(l) Repurchase Agreements (continued)

counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

(m) Reverse Repurchase Agreements

In a reverse repurchase agreement, the Fund sells securities to a financial institution and agrees to repurchase the securities at a mutually agreed date and price. Generally, the effect of such a transaction is that the Fund can recover and reinvest all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash. Unless the Fund covers its positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), its obligations under the agreements will be subject to the Fund’s limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. At May 31, 2007, the Fund had no reverse repurchase agreements outstanding.

(n) When-Issued/Delayed-Delivery Transactions

The Fund may purchase or sell securities on a when-issued or delayed-delivery basis. The transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security on a delayed-delivery basis is sold, the Fund does not participate in future gains and losses with respect to the security.

(o) Inverse Floating Rate Transactions–Residual Interest Municipal Bonds (“RIBs”) / Residual Interest Tax Exempt Bonds (“RITEs”)

The Fund invests in RIBs and RITEs (“Inverse Floaters”) whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. In these transactions, the Fund sells a fixed rate municipal bond (“Fixed Rate Bond”) to a broker who places the Fixed Rate Bond in a special purpose trust (“Trust”) from which floating rate bonds (“Floating Rate Notes”) and Inverse Floaters are issued. The Fund simultaneously or within a short period of time purchases the Inverse Floaters from the broker. The Inverse Floaters held by the Fund provide the Fund with the right to: (1) cause the holders of the Floating Rate Notes to tender their notes at par, and (2) cause the broker to transfer the Fixed-Rate Bond held by the Trust to the Fund, thereby collapsing the Trust. Pursuant to Statement of Financial Accounting Standards No. 140 (“FASB Statement No. 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and account for the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Fund’s “Statement of Assets and Liabilities”. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. The Fund may also invest in inverse floaters without transferring a fixed rate municipal bond into a special purpose trust, which is not accounted for as a secured borrowing.

Inverse Floaters are created by dividing the income stream provided by the underlying bonds to create two securities, one short-term and one long-term. The interest rate on the short-term component is reset by an index or auction process typically every 7 to 35 days. After income is paid on the short-term securities at current rates, the residual income from the underlying bond(s) goes to the long-term securities. Therefore, rising short-term rates result in lower income for the long-term component and visa versa. The longer-term bonds may be more volatile and less liquid than other municipal bonds of comparable maturity. Investments in Inverse Floaters typically will involve greater risk than an investment in Fixed Rate Bonds. The Fund may also invest in Inverse Floaters for the purpose of increasing leverage.

20 PIMCO Corporate Opportunity Fund Semi-Annual Report | 5.31.07

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2007 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(o) Inverse Floating Rate Transactions–Residual Interest Municipal Bonds (“RIBs”) / Residual Interest Tax Exempt Bonds (“RITEs”) (continued)

The Fund’s investment policies and restrictions expressly permit investments in Inverse Floaters. The Fund’s restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes pursuant to FASB Statement No. 140. Inverse Floaters held by the Fund are exempt from registration under Rule 144A of the Securities Act of 1933.

(p) Interest Expense

Interest expense relates to the Fund’s liability in connection with floating rate notes held by third parties in conjunction with Inverse Floater transactions. Interest expense is recorded as incurred.

(q) Custody Credits on Cash Balances

The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

2. Investment Manager/Sub-Adviser

The Fund has entered an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Fund’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.60% of the Fund’s average daily net assets, including of net assets attributable to any preferred shares that may be outstanding.

The Investment Manager has retained the Sub-Adviser to manage the Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making the Fund’s investment decisions. The Investment Manager and not the Fund, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser based upon a percentage of the Fund’s average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding, in return for its services.

3. Investment in Securities

For the six months ended May 31, 2007, purchases and sales of investments, other than short-term securities and U.S. government obligations, were $281,991,646 and $264,615,293, respectively. Purchases and sales in U.S. government obligations were $0 and $22,832, respectively.

(a) Futures contracts outstanding at May 31, 2007:

Type		Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	Financial Future British Pound–90 day	180	$ 41,770	3/20/08	$(179,425)
	Financial Future British Pound–90 day	315	73,168	12/18/08	(520,223)
	Financial Future Euro–90 day	373	88,438	6/16/08	(405,012)
	Financial Future Euro–90 day	2,520	597,681	12/15/08	(2,676,362)
	Financial Future Euro–90 day	3,004	712,474	3/16/09	(3,283,270)
	Financial Future Euro–90 day	5,108	1,211,298	6/15/09	(5,378,524)
	Financial Future Euro–90 day	1,484	351,801	9/14/09	(1,428,350)

Short:	U.S. Treasury Bond Futures	(500)	(54,578)	6/30/07	31,250
	U.S. Treasury Notes 10 yr. Futures	(1,045)	(111,178)	6/20/07	2,510,742
	U.S. Treasury Notes 10 yr. Futures	(103)	(10,957)	9/19/07	12,875
					$(11,316,299)

5.31.07 | PIMCO Corporate Opportunity Fund Semi-Annual Report 21

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2007 (unaudited)

3. Investment in Securities (continued)

(b) Transactions in options written for the six months ended May 31, 2007:

	Contracts/Notional	Premiums
Options outstanding, November 30, 2006	1,378,000,000	$ 4,431,150
Options terminated in closing purchase transactions	(1,378,000,000)	(4,431,150)
Options outstanding, May 31, 2007	—	$0

(c) Credit default swaps contracts outstanding at May 31, 2007:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Fixed Payments Received (Paid) by Fund	Unrealized Appreciation (Depreciation)
ABN Amro Bank N. V.
Ford Motor Credit	$ 2,000	6/20/07	3.10%	$ 15,844
Bank of America
Dow Jones CDX	24,500	12/20/16	(0.65)%	93,179
Ford Motor Credit	10,000	3/20/12	2.55%	74,051
Freeport-McMoran	7,000	6/20/12	0.90%	(4,487)
Transocean	1,300	6/20/12	(0.265)%	(336)
Barclays Bank
Centex	5,000	3/20/12	(0.45)%	67,134
Centex	5,800	3/20/12	(0.55)%	51,725
Mattel	3,600	6/20/12	(0.33)%	(9,913)
MeadWestvaco	500	6/20/12	(0.51)%	(40)
Pulte Homes	7,700	3/20/12	(0.67)%	96,211
Bear Stearns
Weyerhaeuser	1,000	6/20/12	(0.48)%	(3,618)
BNP Paribas Bank
Masco	3,100	3/20/17	(0.95)%	(9,217)
Citigroup
Freeport-McMoran	5,800	6/20/12	1.00%	28,297
Nabors Industries	1,600	6/20/12	(0.48)%	(792)
Target	200	6/20/12	(0.10)%	235
Credit Suisse First Boston
Chesapeake Energy	2,000	6/20/12	1.01%	4,656
Lennar	3,100	3/20/17	(0.95)%	48,560
Staples	3,100	6/20/12	(0.28)%	4,102
Deutsche Bank
Chesapeake Energy	4,500	6/20/12	1.05%	19,331
Chesapeake Energy	400	3/20/14	1.32%	2,297
Diamond Offshore	2,000	6/20/12	(0.23)%	(30)
Dow Jones CDX	12,000	6/20/12	0.75%	10,774
Federal Republic of Brazil	14,300	5/20/12	0.69%	56,312
Federal Republic of Brazil	1,300	5/20/17	1.04%	7,203
Global Sante Fe	2,000	6/20/12	(0.50)%	(1,032)
Global Sante Fe	2,000	6/20/12	(0.53)%	(3,693)
International Paper	1,200	6/20/12	(0.47)%	(9,120)
Masco	4,200	6/20/12	(0.54)%	1,420
Noble Energy	2,000	6/20/12	(0.51)%	273
Toll Brothers	2,500	6/20/12	(1.155)%	(39,008)
Transocean	3,000	6/20/12	(0.28)%	(2,867)

22 PIMCO Corporate Opportunity Fund Semi-Annual Report | 5.31.07

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2007 (unaudited)

3. Investment in Securities (continued)

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Fixed Payments Received (Paid) by Fund	Unrealized Appreciation (Depreciation)
Goldman Sachs
Anadarko Petroleum	$ 6,000	3/20/08	0.15%	$ 3,277
AutoZone	2,400	6/20/12	(0.34)%	(7,739)
Centex	2,300	3/20/17	(0.849)%	67,942
Chesapeake Energy	4,200	3/20/14	1.32%	24,115
ConAgra Food	2,000	6/20/12	(0.299)%	(5,323)
Dow Jones CDX	32,300	6/20/12	0.35%	37,482
Dow Jones CDX	7,000	12/20/16	(0.65)%	32,741
Federated BP	1,000	6/20/12	(0.53)%	(2,182)
Ford Motor Credit	1,000	6/20/07	3.00%	7,662
Ford Motor Credit	4,600	3/20/09	1.70%	33,345
Kohls	2,400	6/20/12	(0.22)%	215
Lennar	2,500	6/20/12	(0.78)%	(392)
Pulte Homes	2,300	3/20/17	(0.859)%	105,963
V.F. Corp.	2,400	6/20/12	(0.22)%	215
Weyerhaeuser	2,300	3/20/17	(1.018)%	(25,880)
Whirlpool	900	6/20/12	(0.63)%	(10,088)
JPMorgan Chase
Centex	800	6/20/12	(0.82)%	218
DR Horton	3,200	6/20/12	(1.01)%	4,924
GMAC	5,000	6/20/07	6.40%	82,152
GMAC	8,100	6/20/12	1.84%	172,805
MeadWestvaco	1,200	6/20/12	(0.528)%	(1,162)
Pulte Homes	1,000	6/20/12	(1.249)%	(9,280)
Republic of Panama	12,700	3/20/09	0.30%	18,735
Weyerhaeuser	700	6/20/12	(0.468)%	(2,144)
Lehman Brothers
Chesapeake Energy	6,800	3/20/14	1.16%	(23,244)
DR Horton	4,300	3/20/12	(0.705)%	46,039
DR Horton	3,100	6/20/12	(1.26)%	(16,738)
Federal Republic of Brazil	5,650	2/20/12	0.93%	99,281
Federal Republic of Brazil	1,500	2/20/17	1.51%	67,541
Ford Motor Credit	5,000	6/20/07	3.28%	41,953
International Paper	1,000	6/20/12	(0.45)%	(6,826)
Lennar	1,000	6/20/12	(1.09)%	(14,505)
Lennar	4,100	6/20/12	(1.13)%	(68,338)
Masco	2,200	6/20/12	(0.589)%	(4,872)
Nabors Industries	5,800	6/20/12	(0.47)%	(97)
Nordstrom	2,100	6/20/12	(0.179)%	(1,448)
Pemex	7,800	3/20/09	0.34%	14,622
Proctor & Gamble	10,000	9/20/08	0.07%	6,799
Reynolds American	4,000	6/20/12	1.00%	49,539
Tesoro	4,500	6/20/12	0.75%	865
Toll Brothers	2,200	6/20/12	(1.08)%	(26,108)
Toll Brothers	2,300	3/20/17	(1.20)%	12,771
United Mexican States	7,400	3/20/09	0.24%	9,768
United Mexican States	11,000	1/20/17	0.67%	220,241

5.31.07 | PIMCO Corporate Opportunity Fund Semi-Annual Report 23

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2007 (unaudited)

3. Investment in Securities (continued)

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Fixed Payments Received (Paid) by Fund	Unrealized Appreciation (Depreciation)
Merrill Lynch
Ford Motor Credit	$ 5,000	6/20/07	2.80%	$ 35,704
Ford Motor Credit	3,000	6/20/07	3.45%	26,499
Lennar	3,400	3/20/12	(0.58)%	19,302
Russian Federation	10,000	7/20/07	0.40%	18,636
Toll Brothers	3,700	3/20/12	(0.89)%	(23,295)
Vale Overseas	2,000	4/20/12	0.50%	(1,632)
Morgan Stanley
Darden Restaurants	2,300	6/20/12	(0.49)%	2,249
Ford Motor Credit	2,000	6/20/07	3.40%	17,406
Ford Motor Credit	3,000	6/20/07	3.75%	28,842
Ford Motor Credit	7,000	6/20/07	4.00%	71,856
Ford Motor Credit	20,000	9/20/10	4.05%	1,235,418
International Paper	2,400	6/20/12	(0.32)%	(69)
Liz Claiborne	3,300	6/20/12	(0.48)%	23,605
MeadWestvaco	2,900	6/20/12	(0.54)%	(1,422)
Noble Energy	1,300	6/20/12	(0.522)%	(490)
Office Depot	3,600	6/20/12	(0.45)%	22,771
Pulte Homes	1,200	6/20/12	(1.03)%	1,319
Republic of Indonesia	7,700	3/20/09	0.46%	20,151
Republic of Peru	7,700	3/20/09	0.32%	1,576
Russian Federation	10,000	6/20/07	0.39%	19,324
Russian Federation	15,000	6/20/07	0.405%	30,133
Russian Federation	7,800	3/20/09	0.31%	12,481
Ukraine	7,700	3/20/09	0.66%	33,369
Weyerhaeuser	4,000	6/20/12	(0.44)%	(3,702)
Whirlpool	2,300	3/20/17	(0.78)%	6,016
Royal Bank of Scotland
Pulte Homes	7,000	3/20/12	(0.46)%	152,791
UBS
Anadarko Petroleum	12,000	9/20/07	0.15%	4,798
Diamond Offshore	4,800	6/20/12	(0.22)%	2,171
DR Horton	3,000	6/20/12	(1.37)%	(46,618)
Toll Brothers	4,300	6/20/12	(1.01)%	(36,737)
Weyerhaeuser	1,000	6/20/12	(0.45)%	(2,179)
Wachovia Securities
Ford Motor Credit	1,000	6/20/07	3.41%	8,729
				$3,111,297

24 PIMCO Corporate Opportunity Fund Semi-Annual Report | 5.31.07

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2007 (unaudited)

3. Investment in Securities (continued)

(d) Interest rate swap agreements outstanding at May 31, 2007:

				Rate Type
		Notional		Payments	Payments	Unrealized
		Amount	Termination	Made	Received	Appreciation
Swap Counterparty		(000)	Date	by Fund	by Fund	(Depreciation)
Goldman Sachs	MXN	106,500	11/4/16	28-Day Mexico	8.17%	$ 32,838
				Interbank TIIE
				Banxico
HSBC Bank		£12,900	12/15/35	4.00%	6-Month GBP-LIBOR	965,819
Lehman Brothers		$1,650,000	12/18/24	3-Month USD-LIBOR	5.70%	20,731,871
Lehman Brothers		1,700,000	12/18/24	5.77%	3-Month USD-LIBOR	(43,482,766)
Royal Bank of Scotland		740,200	2/25/17	4.66%	3-Month USD-LIBOR	4,647,336
Royal Bank of Scotland		740,200	2/25/17	3-Month USD-LIBOR	5.84%	(1,254,018)
						$(18,358,920)

The Fund received $7,750,000 par value in U.S. Treasury Bills as collateral for swap contracts.

(e) Forward foreign currency contracts outstanding at May 31, 2007:

			Unrealized
	U.S. $ Value	U.S. $ Value	Appreciation
	Origination Date	May 31, 2007	(Depreciation)
Purchased:
10,000,000 Australian Dollar settling 6/15/07	$ 8,283,300	$ 8,273,250	$(10,050)
27,542,200 Brazilian Real settling 10/2/07	13,370,000	14,039,902	669,903
1,119,000 Canadian Dollar settling 6/28/07	1,019,738	1,047,617	27,879
¥ 79,651,000 settling 6/14/07	667,351	655,097	(12,255)
139,687,625 Mexican Peso settling 3/13/08	12,650,000	12,769,373	119,373
24,380,000 Norwegian Krone settling 6/7/07	4,000,066	4,039,714	39,648
35,844,678 Polish Zlotty settling 9/28/07	12,860,000	12,681,020	(178,980)
331,466,500 Russian Ruble settling 1/11/08	12,860,000	12,839,427	(20,573)
19,344,899 Singapore Dollar settling 9/21/07	12,860,000	12,756,054	(103,946)
11,895,500,000 South Korean Won settling 9/21/07	12,860,000	12,845,259	(14,741)
Sold:
£ 9,474,000 settling 6/28/07	18,738,625	18,736,703	1,922
€ 459,000 settling 6/26/07	617,360	618,250	(890)
			$517,290

£—British Pound

GBP—British Pound

LIBOR—London Inter-Bank Offered Rate

MXN—Mexican Peso

TIIE—Inter-bank Equilibrium Interest Rate

5.31.07 | PIMCO Corporate Opportunity Fund Semi-Annual Report 25

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2007 (unaudited)

4. Income Tax Information

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to the treatment of amounts received under swap agreements. For the six months ended May 31, 2007, the Fund received $12,235,188.93 from swap agreements, which are treated as net realized gain (loss) for financial statement purposes and as net income (loss) for federal income tax purposes.

The cost basis of portfolio securities of $1,476,630,875 is substantially the same for both financial reporting purposes and federal income tax purposes. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $90,860,822; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $10,086,640; net unrealized appreciation for federal income tax purposes is $80,774,182.

5. Auction Preferred Shares

The Fund has issued 4,520 shares of Preferred Shares Series M, 4,520 shares of Preferred Shares Series T, 4,520 shares of Preferred Shares Series W, 4,520 shares of Preferred Shares Series TH and 4,520 shares of Preferred Shares Series F each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures. Distributions of net realized capital gains, if any, are paid annually.

For the six months ended May 31, 2007, the annualized dividend rate ranged from:

	High	Low	At May 31, 2007
Series M	5.31%	4.95%	5.08%
Series T	5.31%	4.90%	5.05%
Series W	5.30%	4.95%	5.10%
Series TH	5.32%	5.00%	5.10%
Series F	5.31%	4.95%	5.08%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote together with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

6. Subsequent Common Dividend Declarations

On June 1, 2007, a dividend of $0.115 per share was declared to common shareholders payable July 2, 2007 to shareholders of record on June 11, 2007.

On July 2, 2007 a dividend of $0.115 per share was declared to common shareholders payable August 1, 2007 to shareholders of record on July 12, 2007.

7. Legal Proceedings

In June and September 2004, the Investment Manager, certain of its affiliates (including Allianz Global Investors Distributors LLC and PEA Capital LLC and Allianz Global), agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds sub-advised by PEA Capital LLC. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf space. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf space arrangements, and consented to cease and desist orders and censures. None of the settlements alleged that any inappropriate activity took place with respect to the Fund.

26 PIMCO Corporate Opportunity Fund Semi-Annual Report | 5.31.07

PIMCO Corporate Opportunity Fund Notes to Financial Statements

May 31, 2007 (unaudited)

7. Legal Proceedings (continued)

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” and “revenue sharing/shelf space/directed brokerage,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the United States District Court for the District of Maryland, and the revenue sharing/shelf space/directed brokerage lawsuits have been consolidated in the United States District Court for the District of Connecticut. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory activities relating to the Fund.

The foregoing speaks only as of the date hereof.

5.31.07 | PIMCO Corporate Opportunity Fund Semi-Annual Report 27

PIMCO Corporate Opportunity Fund Financial Highlights For a share of common stock outstanding throughout each period:

	Six Months ended May 31, 2007	Year ended November 30,			For the period December 27, 2002* through
	(unaudited)	2006	2005	2004	November 30, 2003
Net asset value, beginning of period	$15.62	$15.59	$17.05	$17.08	$14.33 **
Investment Operations:
Net investment income	0.76	1.57	1.50	1.74	1.62
Net realized and change in unrealized gain (loss) on investments, futures contracts, options written, swaps and foreign currency transactions	(0.18)	0.54	(0.40)	0.36	2.71
Total from investment operations	0.58	2.11	1.10	2.10	4.33
Dividends and Distributions on Preferred Shares from:
Net investment income	(0.22)	(0.41)	(0.22)	(0.13)	(0.08)
Net realized gains	—	(0.00)†	(0.05)	—	—
Total dividends and distributions on preferred shares	(0.22)	(0.41)	(0.27)	(0.13)	(0.08)
Net increase in net assets applicable to common shareholders resulting from investment operations	0.36	1.70	0.83	1.97	4.25
Dividends and Distributions to Common Shareholders from:
Net investment income	(0.69)	(1.65)	(1.65)	(1.73)	(1.38)
Net realized gains	(0.31)	(0.02)	(0.64)	(0.27)	—
Total dividends and distributions to common shareholders	(1.00)	(1.67)	(2.29)	(2.00)	(1.38)
Capital Share Transactions:
Common stock offering costs charged to paid-in capital in excess of par	—	—	—	—	(0.02)
Preferred shares offering costs/underwriting discounts charged to paid-in capital in excess of par	—	—	—	—	(0.10)
Total capital share transactions	—	—	—	—	(0.12)
Net asset value, end of period	$14.98	$15.62	$15.59	$17.05	$17.08
Market price, end of period	$16.37	$16.94	$17.20	$17.01	$16.88
Total Investment Return (1)	2.84%	8.96%	16.16%	13.29%	22.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$985,489	$1,022,823	$1,013,189	$1,093,219	$1,088,428
Ratio of expenses to average net assets including interest expense (2)(3)(4)	1.38%#	1.27%	1.15%	1.13%	1.07%#
Ratio of expenses to average net assets excluding interest expense (2)(3)	1.19%#	1.18%	1.15%	1.13%	1.07%#
Ratio of net investment income to average net assets (2)	10.03%#	10.21%	9.29%	10.31%	11.13%#
Preferred shares asset coverage per share	$68,586	$70,236	$69,814	$73,362	$73,145
Portfolio turnover	18%	29%	41%	64%	26%

*	Commencement of operations.
**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
#	Annualized.
†	Less than $0.005 per common share.
(1)

Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(q) in Notes to Financial Statements).
(4)	Interest expense relates to the liability for floating rate notes issued in connection with inverse floater transactions.

28 PIMCO Corporate Opportunity Fund Semi-Annual Report | 5.31.07 | See accompanying Notes to Financial Statements.

PIMCO Corporate Opportunity Fund Annual Shareholder Meeting Results (unaudited)

The Fund held its annual meeting of shareholders on March 13, 2007. Shareholders voted to re-elect Robert E. Connor and Hans W. Kertess and elect William B. Ogden, IV and John C. Maney as trustees indicated below:

	Affirmative	Withheld Authority
Re-election of Robert E. Connor* – Class I to serve until 2010	9,845	49
Re-election of Hans W. Kertess – Class I to serve until 2010	49,028,625	104,630
Election of John C. Maney – Class III to serve until 2009	49,036,620	96,635
Election of William B. Ogden, IV – Class I to serve until 2010	49,038,953	94,302
Paul Belica, John J. Dalessandro II* and R. Peter Sullivan III continue to serve as Trustees of the Funds.

*  Preferred Shares Trustee

5.31.07 | PIMCO Corporate Opportunity Fund Semi-Annual Report 29

(This Page Intentionally Left Blank)

30 PIMCO Corporate Opportunity Fund Semi-Annual Report | 5.31.07

(This Page Intentionally Left Blank)

5.31.07 | PIMCO Corporate Opportunity Fund Semi-Annual Report 31

(This Page Intentionally Left Blank)

32 PIMCO Corporate Opportunity Fund Semi-Annual Report | 5.31.07

Trustees and Principal Officers

Hans W. Kertess	Brian S. Shlissel
Trustee, Chairman of the Board of Trustees	President & Chief Executive Officer
Paul Belica	Lawrence G. Altadonna
Trustee	Treasurer, Principal Financial & Accounting Officer
Robert E. Connor	Thomas J. Fuccillo
Trustee	Vice President, Secretary & Chief Legal Officer
John J. Dalessandro II	Scott Whisten
Trustee	Assistant Treasurer
John C. Maney	Youse E. Guia
Trustee	Chief Compliance Officer
William B. Ogden, IV	Kathleen A. Chapman
Trustee	Assistant Secretary
R. Peter Sullivan III	William V. Healey
Trustee	Assistant Secretary
Richard H. Kirk
Assistant Secretary
Lagan Srivastava
Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC

1345 Avenue of the Americas

New York, NY 10105

Sub-Adviser

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.

801 Pennsylvania

Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar

PFPC, Inc.

P.O. Box 43027

Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Corporate Opportunity Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

The financial information included herein is taken from the records of the fund without examination by an independent registered public accounting firm, who did not express an opinion herein.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarter of its fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Fund’s website at www.allianzinvestors.com/closedendfunds.

On April 12, 2007, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Fund’s principal executive officer certified that he was not aware, as of the date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting, as applicable.

Information on the Fund is available at www.allianzinvestors.com/closedendfunds or by calling the Fund’s shareholder servicing agent at (800) 331-1710.

ITEM 2. CODE OF ETHICS

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not effective at the time of this filing

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES.

			TOTAL NUMBER
			OF SHARES PURCHASED	MAXIMUM NUMBER OF
	TOTAL NUMBER	AVERAGE	AS PART OF PUBLICLY	SHARES THAT MAY YET BE
	OF SHARES	PRICE PAID	ANNOUNCED PLANS OR	PURCHASED UNDER THE PLANS
PERIOD	PURCHASED	PER SHARE	PROGRAMS	OR PROGRAMS
December 2006	N/A	16.189	67,652	N/A
January 2007	N/A	16.027	92,963	N/A
February 2007	N/A	16.103	34,195	N/A
March 2007	N/A	16.027	34,559	N/A
April 2007	N/A	15.789	34,317	N/A
May 2007	N/A	15.989	33,425	N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a)  The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.3a-3(c)), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)  There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(c)) under the Act (17 CFR 270.3a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)          (1)          Exhibit 99.CERT – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)                                 Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Corporate Opportunity Fund

By /s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: August 3, 2007

By /s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: August 3, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: August 3, 2007

By /s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: August 3, 2007